Consolidated Statements of Operations and Comprehensive Loss ¥ in Millions		12 Months Ended
		Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares
Income Statement [Abstract]
REVENUES		$ 521,241	$ 895,978	$ 1,277,066
COST OF REVENUES		(179,648)	(352,676)	(581,339)
GROSS PROFIT		341,593	543,302	695,727
OPERATING EXPENSES
Selling expenses		(94,481)	(225,926)	(934,744)
General and administrative expenses		(496,006)	(589,372)	(1,276,127)
Research and development expenses		(1,139,922)	(2,152,602)	(5,257,256)
Total operating expenses		(1,730,409)	(2,967,900)	(7,468,127)
NET LOSS FROM OPERATIONS		(1,388,816)	(2,424,598)	(6,772,400)
OTHER INCOME, NET
Other income		134,802	99,053	349,797
Other expense		(21,435)	(17,693)	(34,280)
Total other income, net		113,367	81,360	315,517
NET LOSS BEFORE TAXES		(1,275,449)	(2,343,238)	(6,456,883)
Income tax expense		(5,212)
NET LOSS		(1,280,661)	(2,343,238)	(6,456,883)
Accretion to redeemable preferred equity			(326,837)	(605,659)
Net loss attributable to ordinary shareholders		(1,280,661)	(2,670,075)	(7,062,542)
NET LOSS		(1,280,661)	(2,343,238)	(6,456,883)
Other comprehensive loss
Foreign currency translation (loss) income		(72,056)	(212,292)	895,745
TOTAL COMPREHENSIVE LOSS		$ (1,352,717)	$ (2,555,530)	$ (5,561,138)
Basic loss per share | $ / shares		$ (0.04)	$ (0.09)	$ (0.27)
Diluted loss per share | $ / shares		$ (0.04)	$ (0.09)	$ (0.27)
Weighted average number of ordinary shares outstanding - basic | shares	[1]	31,335,616	28,204,585	25,931,452
Weighted average number of ordinary shares outstanding - diluted | shares	[1]	31,335,616	28,204,585	25,931,452

[1]	Giving retroactive effect to the issuance of shares effected on April 21, 2023.